DIVIDENDS AND DISTRIBUTIONS (Q1)	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
DIVIDENDS AND DISTRIBUTIONS [Abstract]
DIVIDENDS AND DISTRIBUTIONS
16.	DIVIDENDS AND DISTRIBUTIONS

The following table summarizes the Company’s dividends declared and paid during the three months ended March 31, 2021:

	Record Date	Payment Date	Common Share distribution amount	Taxable Ordinary Income	Return of Capital	Section 199A Dividends

Regular cash dividend	3/15/2021	3/31/2021	$0.36	$0.36	$-	$0.36
Total cash dividend			$0.36	$0.36	$-	$0.36

16.	DIVIDENDS AND DISTRIBUTIONS

The following table summarizes the Company’s dividends declared and paid during the period from July 31, 2020 to December 31, 2020:

	Record Date	Payment Date	Common Share distribution amount	Taxable Ordinary Income	Return of Capital	Section 199A Dividends
Regular cash dividend	12/23/2020	12/30/2020	$0.35	$0.35	$—	$0.35
Special cash dividend(1)	12/23/2020	12/30/2020	0.26	0.26	—	0.26
Total cash dividend			$0.61	$0.61	$—	$0.61

(1)	Dividend of approximately $0.26